Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Current assets
Cash and cash equivalents		$ 2,787,249	$ 620,185	$ 1,146,995
Accounts receivable, net - current portion		4,206,799	2,443,308	1,347,827
Prepaid consulting				1,081,553
Other prepaid expenses		383,599	233,541	150,183
Total current assets		7,377,647	3,297,034	3,726,558
Property and equipment, net		516,357	236,706	$ 238,815
Other assets
Accounts receivable, net		$ 225,000	$ 450,000
Prepaid consulting				$ 81,547
Capitalized software development costs, net		$ 1,152,909	$ 639,416	343,575
Intangible assets:
Patents		403,589	447,427	467,837
Patent applications cost		845,569	609,010	768,646
Software license		831,000	831,000	$ 831,000
Goodwill		4,549,928	$ 3,482,884
Deferred loan costs, net		107,320
Other assets including security deposits		83,576	$ 113,291	$ 65,228
Total other assets		8,198,891	6,573,028	2,557,833
Total assets		16,092,895	10,106,768	6,523,206
Current liabilities
Accounts payable		1,853,610	1,651,805	1,352,203
Accrued expenses		656,340	501,122	209,323
Accrued compensation - related party		320,571	598,592	$ 72,736
Deferred revenue		875,883	378,257
Current obligation under capital lease		19,997	$ 16,661	$ 16,331
Note payable, net - current portion		$ 2,631,564
Convertible debentures - related party			$ 643,973	$ 585,708
Convertible debentures - unrelatedparties			3,646,926	2,692,570
Total current liabilities		$ 6,357,965	7,437,336	4,928,871
Long-term liabilities
Obligations under capital lease		7,830	$ 12,718	$ 29,378
Note payable, net		$ 6,380,787
Convertible debentures - unrelated parties				$ 440,593
Total long-term liabilities		$ 6,388,617	$ 12,718	469,971
Total liabilities		$ 12,746,582	$ 7,450,054	$ 5,398,842
Commitments and contingencies
Stockholders' Equity
Preferred stock,$.0001 par value, 5,000,000 shares authorized;none outstanding
Common stock, $.001 par value; 300,000,000 shares authorized, 15,721,220 shares issued and outstanding as of June 30, 2015 and 15,072,864 shares issued and outstanding as of September 30, 2014		$ 15,721	$ 15,073	$ 13,721
Additional paid-in capital		139,652,245	137,051,172	131,009,660
Accumulated deficit		(136,321,653)	(134,409,531)	(129,899,017)
Total stockholders' equity	[1]	3,346,313	2,656,714	1,124,364
Total liabilities and stockholders' equity		$ 16,092,895	$ 10,106,768	$ 6,523,206

[1]	Amounts are retroactively restated to reflect the reverse stock split.